Long-Term Debt - Narrative (Details) - USD ($)						3 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 28, 2021	Nov. 19, 2021	Nov. 18, 2021	Mar. 25, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 13, 2019
Debt Instrument [Line Items]
Long-term Debt						$ 58,205,615	$ 58,028,604		$ 27,329,907	$ 1,110,000
Deferred financing costs						$ 1,221,837	2,236,919		8,607,786
Notes Receivable							3,750,000		3,750,000
Subordinate Voting Shares
Debt Instrument [Line Items]
Shares issued in private placement (in shares)						13,017,624
Shares issuable at Agent discretion						1,982,376
Warrants to Agents and Lenders
Debt Instrument [Line Items]
Number of subordinate voting shares					2,803,984
Warrants to Broker
Debt Instrument [Line Items]
Deferred financing costs					$ 5,395,759
Number of subordinate voting shares					233,665
Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Notes Receivable			$ 2,000,000						$ 2,000,000
Promissory Note
Debt Instrument [Line Items]
Note payable amount		$ 1,110,000						$ 1,010,000			$ 1,110,000	$ 1,110,000
Interest rate								15.00%
Frequency of periodic payments								monthly
Principal amount paid off		$ 60,000				$ 60,000
Long-term Debt						$ 1,050,000
Maturity date		Dec. 31, 2023
Promissory Note | Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Note payable amount			$ 2,000,000
Interest rate			8.00%
Maturity date			Nov. 19, 2023
Credit Facility
Debt Instrument [Line Items]
Note payable amount					$ 26,000,000
Interest rate				15.00%
Maximum aggregate principal amount				$ 4,200,000	46,000,000
Proceeds from Credit Facility				$ 4,043,100	$ 24,028,295
Interest rate paid in kind				2.00%	2.75%	2.75%
Accrued deferred financing cost issued						13,017,624
Deferred financing costs						$ 1,221,837
Fees and closing costs					$ 1,971,705
Fees and closing costs in cash					$ 1,083,422
Notes Receivable				$ 156,900
Credit Facility | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate (variable rate)					10.375%	10.375%
Credit Facility | Charm City Medicus Llc [Member]
Debt Instrument [Line Items]
Interest held as collateral			25.00%
Arrangement Agreement with Verano Holdings Corp [Member]
Debt Instrument [Line Items]
Interest rate	13.375%
Maximum aggregate principal amount							28,000,000
Interest rate paid in kind	2.75%
Deferred financing costs							2,236,919
Proceeds from debt							$ 25,763,081
Reimbursement of interest expense (as a percent)	10.00%
Extension term of debt	12 months
Additional fee for debt	$ 1,375,000
Arrangement Agreement with Verano Holdings Corp [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maximum aggregate principal amount	$ 55,000,000
Arrangement Agreement with Verano Holdings Corp [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate (variable rate)	10.375%